UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	9/30/13

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
September 30, 2013 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)
Automobiles & Components--2.5%
Delphi Automotive	3,020		176,428
General Motors	7,560	a,b	271,933
Johnson Controls	9,000		373,500
			821,861
Banks--5.1%
Comerica	9,500		373,445
Fifth Third Bancorp	12,460		224,778
PNC Financial Services Group	5,370		389,057
Wells Fargo & Co.	17,500		723,100
			1,710,380
Capital Goods--6.5%
Cummins	3,650		484,975
Eaton	6,650		457,786
General Electric	32,300		771,647
Honeywell International	5,580		463,363
			2,177,771
Commercial & Professional Services--.5%
Pitney Bowes	9,280	a	168,803
Consumer Durables & Apparel--.7%
PVH	1,970		233,819
Consumer Services--.9%
Carnival	9,020		294,413
Diversified Financials--16.7%
Ameriprise Financial	5,200		473,616
Bank of America	54,550		752,790
Berkshire Hathaway, Cl. B	2,840	b	322,368
Capital One Financial	2,740		188,348
Citigroup	17,400		844,074
Discover Financial Services	3,230		163,244
Goldman Sachs Group	3,690		583,795
ING US	11,040		322,478
Invesco	5,180		165,242
JPMorgan Chase & Co.	20,120		1,040,003
Morgan Stanley	11,870		319,897
TD Ameritrade Holding	14,740		385,893
			5,561,748
Energy--12.5%
Anadarko Petroleum	4,410		410,086
Apache	4,830		411,226
Cameron International	5,830	b	340,297
Chevron	7,770		944,055
EOG Resources	1,050		177,744
Occidental Petroleum	16,690		1,561,183
Phillips 66	5,540		320,323
			4,164,914
Exchange-Traded Funds--1.0%
iShares Russell 1000 Value ETF	3,870		333,594
Food & Staples Retailing--1.4%
CVS Caremark	8,380		475,565
Food, Beverage & Tobacco--2.7%
Archer-Daniels-Midland	4,470		164,675
Coca-Cola Enterprises	12,470		501,419
PepsiCo	2,730		217,035
			883,129
Health Care Equipment & Services--4.3%
Aetna	3,740		239,435
Baxter International	4,170		273,927
Cigna	5,990		460,391

McKesson	3,470		445,201
			1,418,954
Household & Personal Products--.4%
Avon Products	7,200		148,320
Insurance--5.7%
American International Group	9,230		448,855
Chubb	3,910		349,007
Hartford Financial Services Group	10,430		324,582
MetLife	9,880		463,866
Prudential Financial	3,980		310,360
			1,896,670
Materials--2.2%
LyondellBasell Industries, Cl. A	6,170		451,829
Martin Marietta Materials	1,380		135,475
Vulcan Materials	2,890		149,731
			737,035
Media--7.4%
News Corp., Cl. A	10,040	b	161,242
Omnicom Group	2,530		160,503
Time Warner	8,913		586,565
Twenty-First Century Fox	7,310		244,885
Viacom, Cl. B	7,900		660,282
Walt Disney	10,260		661,667
			2,475,144
Pharmaceuticals, Biotech & Life Sciences--9.0%
AbbVie	4,530		202,627
Amgen	1,510		169,029
Eli Lilly & Co.	5,220		262,723
Johnson & Johnson	8,020		695,254
Merck & Co.	6,850		326,129
Pfizer	46,290		1,328,986
			2,984,748
Retailing--1.9%
Best Buy	7,690		288,375
Kohl's	6,810		352,418
			640,793
Semiconductors & Semiconductor Equipment--5.6%
Applied Materials	20,500		359,570
Avago Technologies	4,280		184,554
Micron Technology	13,320	b	232,700
Texas Instruments	18,910		761,506
Xilinx	7,320		343,015
			1,881,345
Software & Services--1.0%
Google, Cl. A	175	b	153,284
Oracle	5,160		171,157
			324,441
Technology Hardware & Equipment--6.8%
Apple	540		257,445
Cisco Systems	47,310		1,108,000
EMC	15,410		393,880
QUALCOMM	4,840		326,022

SanDisk	2,860	170,199
		2,255,546
Transportation--2.5%
Delta Air Lines	9,570	225,756
FedEx	5,250	599,077
		824,833
Utilities--2.5%
NextEra Energy	3,960	317,434
NRG Energy	18,500	505,605
		823,039
Total Common Stocks
(cost $27,511,903)		33,236,865

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $27,513)	27,513 [c]	27,513
Investment of Cash Collateral for
Securities Loaned--.4%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $154,512)	154,512 [c]	154,512
Total Investments (cost $27,693,928)	100.3%	33,418,890
Liabilities, Less Cash and Receivables	(.3%)	(113,423)
Net Assets	100.0%	33,305,467

ETF- Exchange Traded Fund

a Security, or portion thereof, on loan. At September 30, 2013, the value of the fund's securities on loan was $303,105 and the value of the collateral held by the fund was $310,595, consisting of cash collateral of $154,512 and U.S. Government & Agency securities valued at $156,083.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciation on investments was $5,724,962 of which $6,151,246 related to appreciated investment securities and $426,284 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	16.7
Energy	12.5
Pharmaceuticals, Biotech & Life Sciences	9.0
Media	7.4
Technology Hardware & Equipment	6.8
Capital Goods	6.5
Insurance	5.7
Semiconductors & Semiconductor Equipment	5.6
Banks	5.1
Health Care Equipment & Services	4.3
Food, Beverage & Tobacco	2.7
Automobiles & Components	2.5
Transportation	2.5
Utilities	2.5
Materials	2.2
Retailing	1.9
Food & Staples Retailing	1.4
Exchange-Traded Funds	1.0
Software & Services	1.0
Consumer Services	.9
Consumer Durables & Apparel	.7
Commercial & Professional Services	.5
Money Market Investments	.5
Household & Personal Products	.4

                                                                                   100.3

†	Based on net assets.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
September 30, 2013 (Unaudited)

Common Stocks--99.8%	Shares		Value ($)
Automobiles & Components--1.2%
Thor Industries	35,100		2,037,204
Banks--3.6%
Associated Banc-Corp	133,000		2,060,170
Cathay General Bancorp	50,500		1,180,185
Comerica	11,900		467,789
Popular	7,000	a	183,610
Regions Financial	100,700		932,482
Webster Financial	50,100		1,279,053
			6,103,289
Capital Goods--12.8%
AECOM Technology	81,000	a	2,532,870
AGCO	13,500		815,670
Alliant Techsystems	27,600		2,692,656
IDEX	39,400		2,570,850
ITT	57,900		2,081,505
Lennox International	39,500		2,972,770
Lincoln Electric Holdings	38,000		2,531,560
Oshkosh	45,800	a	2,243,284
SPX	11,900		1,007,216
Valmont Industries	13,900		1,930,849
WABCO Holdings	2,300	a	193,798
			21,573,028
Commercial & Professional Services--1.6%
Deluxe	60,700		2,528,762
Herman Miller	5,900		172,162
			2,700,924
Consumer Durables & Apparel--3.0%
Carter's	4,800		364,272
Hanesbrands	48,900		3,046,959
PulteGroup	102,600		1,692,900
			5,104,131
Consumer Services--2.0%
Bally Technologies	38,100	a	2,745,486
Domino's Pizza	3,600		244,620
Wyndham Worldwide	4,700		286,559
			3,276,665
Diversified Financials--4.8%
American Capital	18,800	a	258,500
Greenhill & Co.	19,000		947,720
Moody's	3,700		260,221
SEI Investments	66,100		2,043,151
SLM	79,200		1,972,080
Waddell & Reed Financial, Cl. A	51,400		2,646,072
			8,127,744
Energy--3.1%
HollyFrontier	28,100		1,183,291
Kosmos Energy	18,500	a	190,180
Marathon Petroleum	13,600		874,752
Patterson-UTI Energy	8,000		171,040
RPC	139,700	b	2,161,159

Valero Energy	15,700		536,155
			5,116,577
Food, Beverage & Tobacco--4.1%
Hillshire Brands	75,800		2,330,092
Ingredion	40,800		2,699,736
Tootsie Roll Industries	11,639	b	358,714
Universal	28,100	b	1,431,133
			6,819,675
Health Care Equipment & Services--6.3%
IDEXX Laboratories	15,300	a	1,524,645
Owens & Minor	6,500	b	224,835
Patterson	12,100		486,420
ResMed	64,100	b	3,385,762
Sirona Dental Systems	22,400	a	1,499,232
STERIS	31,100		1,336,056
Tenet Healthcare	4,100	a	168,879
Universal Health Services, Cl. B	26,300		1,972,237
			10,598,066
Household & Personal Products--1.6%
Energizer Holdings	29,400		2,679,810
Insurance--3.4%
Everest Re Group	14,900		2,166,609
Lincoln National	12,600		529,074
Protective Life	40,800		1,736,040
XL Group	43,800		1,349,916
			5,781,639
Materials--9.5%
Cytec Industries	5,900		480,024
Minerals Technologies	54,200		2,675,854
Olin	95,600		2,205,492
Packaging Corporation of America	55,000		3,139,950
Reliance Steel & Aluminum	37,000		2,710,990
Silgan Holdings	46,400		2,180,800
Worthington Industries	76,600		2,637,338
			16,030,448
Media--2.1%
Scholastic	46,400		1,329,360
Valassis Communications	78,300	b	2,261,304
			3,590,664
Pharmaceuticals, Biotech & Life Sciences--5.4%
Agilent Technologies	3,500		179,375
Charles River Laboratories
International	54,400	a	2,516,544
Mettler-Toledo International	13,800	a	3,313,242
Salix Pharmaceuticals	3,100	a	207,328
United Therapeutics	36,600	a	2,885,910
			9,102,399
Real Estate--7.9%
BRE Properties	24,400	c	1,238,544
Camden Property Trust	15,500	c	952,320
CBL & Associates Properties	87,100	c	1,663,610
Corrections Corporation of America	73,035	c	2,523,359
Extra Space Storage	12,500	c	571,875
Liberty Property Trust	32,100	c	1,142,760
National Retail Properties	37,200	b,c	1,183,704
Omega Healthcare Investors	44,500	c	1,329,215

Potlatch	26,900	c	1,067,392
Weingarten Realty Investors	52,500	c	1,539,825
			13,212,604
Retailing--5.4%
Aaron's	39,200		1,085,840
American Eagle Outfitters	116,800		1,634,032
Chico's FAS	53,100		884,646
Dillard's, Cl. A	25,700		2,012,310
O'Reilly Automotive	8,700	a	1,110,033
PetSmart	14,900		1,136,274
Urban Outfitters	31,700	a	1,165,609
			9,028,744
Semiconductors & Semiconductor Equipment--.5%
LSI	106,600		833,612
Software & Services--11.0%
AOL	15,200	a	525,616
Cadence Design Systems	188,500	a	2,544,750
CoreLogic	89,400	a	2,418,270
DST Systems	31,944		2,408,897
FactSet Research Systems	11,000	b	1,200,100
Fair Isaac	27,400		1,514,672
Intuit	11,000		729,410
NeuStar, Cl. A	54,100	a	2,676,868
Rovi	131,500	a	2,520,855
ValueClick	94,800	a	1,976,580
			18,516,018
Technology Hardware & Equipment--3.3%
Brocade Communications Systems	125,600	a	1,011,080
Harris	42,000		2,490,600
Vishay Intertechnology	158,400	a,b	2,041,776
			5,543,456
Transportation--.6%
Matson	40,500		1,062,315
Utilities--6.6%
Edison International	35,500		1,635,130
IDACORP	45,500		2,202,200
Pinnacle West Capital	23,900		1,308,286
PNM Resources	75,400		1,706,302
UGI	66,800		2,613,884
Wisconsin Energy	41,700		1,683,846
			11,149,648
Total Common Stocks
(cost $141,100,657)			167,988,660

Other Investment--.2%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $435,127)	435,127	[d]	435,127
Investment of Cash Collateral for
Securities Loaned--5.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $9,225,767)	9,225,767	[d]	9,225,767
Total Investments (cost $150,761,551)	105.5%		177,649,554

Liabilities, Less Cash and Receivables	(5.5%)	(9,307,413)
Net Assets	100.0%	168,342,141

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2013, the value of the fund's securities on loan was $10,846,298 and the value of the collateral held by the fund was $11,113,715, consisting of cash collateral of $9,225,767 and U.S. Government and Agency securities valued at $1,887,948.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciated on investments was $26,888,003 of which $30,038,117 related to appreciated investment securities and $3,150,114 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	12.8
Software & Services	11.0
Materials	9.5
Real Estate	7.9
Utilities	6.6
Health Care Equipment & Services	6.3
Money Market Investments	5.7
Pharmaceuticals, Biotech & Life Sciences	5.4
Retailing	5.4
Diversified Financials	4.8
Food, Beverage & Tobacco	4.1
Banks	3.6
Insurance	3.4
Technology Hardware & Equipment	3.3
Energy	3.1
Consumer Durables & Apparel	3.0
Media	2.1
Consumer Services	2.0
Commercial & Professional Services	1.6
Household & Personal Products	1.6
Automobiles & Components	1.2
Transportation	.6
Semiconductors & Semiconductor Equipment	.5
105.5

†	Based on net assets.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
September 30, 2013 (Unaudited)

Common Stocks--97.8%	Shares		Value ($)
Automobiles & Components--.6%
Dorman Products	12,350		611,942
Drew Industries	7,763		353,527
Spartan Motors	4,486		27,230
Standard Motor Products	10,328		332,148
Superior Industries International	10,606		189,105
Winnebago Industries	12,169	a	315,907
			1,829,859
Banks--7.6%
Bank Mutual	27,428		171,974
Bank of the Ozarks	11,985		575,160
Banner	10,323		393,926
BBCN Bancorp	32,473		446,828
BofI Holding	5,196	a	337,013
Boston Private Financial Holdings	41,994		466,133
Brookline Bancorp	22,621		212,864
Cardinal Financial	13,773		227,668
City Holding	7,252	b	313,576
Columbia Banking System	26,486		654,204
Community Bank System	15,437	b	526,710
CVB Financial	38,119		515,369
Dime Community Bancshares	8,234		137,096
F.N.B.	60,567		734,678
First BanCorp	52,704	a	299,359
First Commonwealth Financial	46,272		351,204
First Financial Bancorp	24,831		376,686
First Financial Bankshares	12,345	b	726,133
First Midwest Bancorp	33,214		501,864
Glacier Bancorp	36,293		896,800
Hanmi Financial	17,972		297,796
Home Bancshares	23,076		700,818
Independent Bank	8,191		292,419
MB Financial	26,787		756,465
National Penn Bancshares	56,709		569,925
NBT Bankcorp	16,174	b	371,679
Northwest Bancshares	39,857		526,910
Old National Bancorp	44,610		633,462
Oritani Financial	22,502		370,383
PacWest Bancorp	15,377		528,354
Pinnacle Financial Partners	17,781	a	530,052
PrivateBancorp	32,189		688,845
Provident Financial Services	19,365		313,907
S&T Bancorp	13,709		332,032
Simmons First National, Cl. A	8,006		248,907
Sterling Bancorp	12,384		170,032
Susquehanna Bancshares	86,804		1,089,390
Taylor Capital Group	4,681	a	103,684
Texas Capital Bancshares	17,684	a	812,933
Tompkins Financial	3,455		159,690
TrustCo Bank	42,132		251,107
UMB Financial	14,835		806,134
Umpqua Holdings	56,026	b	908,742
United Bankshares	17,719	b	513,497
United Community Banks	23,138	a	347,070
ViewPoint Financial Group	14,598		301,741
Wilshire Bancorp	37,126		303,691

Wintrust Financial	19,294		792,405
			22,587,315
Capital Goods--9.9%
A.O. Smith	36,904		1,668,061
AAON	15,589		414,044
AAR	20,686		565,348
Actuant, Cl. A	32,184		1,250,027
Aegion	16,845	a	399,732
Aerovironment	5,711	a	131,924
Albany International, Cl. A	13,360		479,223
American Science & Engineering	4,141		249,744
Apogee Enterprises	13,072		387,977
Applied Industrial Technologies	18,554		955,531
Astec Industries	8,853		318,354
AZZ	12,555		525,552
Barnes Group	23,392		816,849
Brady, Cl. A	21,628		659,654
Briggs & Stratton	26,316	b	529,478
CIRCOR International	8,074		502,041
Comfort Systems USA	20,110		338,049
Cubic	7,864		422,140
Curtiss-Wright	19,360		909,146
DXP Enterprises	4,421	a	349,126
Dycom Industries	14,232	a	398,354
EMCOR Group	29,882		1,169,283
Encore Wire	8,285		326,760
EnerSys	22,934		1,390,488
Engility Holdings	6,826	a	216,589
EnPro Industries	7,999	a	481,620
ESCO Technologies	10,291		341,970
Federal Signal	29,070	a	374,131
Franklin Electric	15,379		605,933
GenCorp	22,119	a,b	354,568
Gibraltar Industries	12,694	a	181,016
Griffon	16,616		208,365
II-VI	24,936	a	469,296
John Bean Technologies	15,809		393,328
Kaman	10,603		401,430
Kaydon	16,966		602,632
Lindsay	6,886		562,035
Lydall	11,720	a	201,232
Moog, Cl. A	19,198	a	1,126,347
Mueller Industries	13,351		743,250
National Presto Industries	3,323	b	233,972
Orbital Sciences	28,196	a	597,191
Powell Industries	2,685	a	164,564
Quanex Building Products	12,244		230,555
Simpson Manufacturing	16,422		534,865
Standex International	4,752		282,269
Teledyne Technologies	16,977	a	1,441,857
Tennant	9,358		580,196
Titan International	20,360		298,070
Toro	26,683		1,450,221
Universal Forest Products	6,831		287,585
Vicor	7,117	a	58,217
Watts Water Technologies, Cl. A	13,539		763,193
			29,343,382
Commercial & Professional Services--3.3%
ABM Industries	20,305		540,519
CDI	9,581		146,685
Consolidated Graphics	4,355	a	244,141
Exponent	5,438		390,666

G&K Services, Cl. A	8,315		502,143
Healthcare Services Group	29,635	b	763,398
Heidrick & Struggles International	7,267		138,509
Insperity	9,294		349,454
Interface	26,467		525,105
Kelly Services, Cl. A	11,908		231,849
Korn/Ferry International	23,404	a	500,846
Mobile Mini	16,653	a	567,201
Navigant Consulting	25,159	a	388,958
On Assignment	18,084	a	596,772
Resources Connection	23,568		319,818
Tetra Tech	27,933	a	723,185
TrueBlue	17,956	a	431,124
UniFirst	7,655		799,335
United Stationers	20,054		872,349
Viad	11,458		285,877
WageWorks	12,657	a	638,546
			9,956,480
Consumer Durables & Apparel--4.9%
Arctic Cat	7,578		432,325
Blyth	5,414	b	74,876
Brunswick	42,897		1,712,019
Callaway Golf	20,661		147,106
Crocs	43,985	a	598,636
Ethan Allen Interiors	12,862		358,464
Fifth & Pacific Companies	51,401	a	1,291,707
Helen of Troy	12,508	a	552,854
Iconix Brand Group	27,016	a	897,472
iRobot	11,801	a	444,544
JAKKS Pacific	9,325	b	41,869
La-Z-Boy	24,150		548,446
M/I Homes	10,923	a	225,232
Maidenform Brands	8,787	a	206,407
Meritage Homes	15,640	a	671,738
Movado Group	8,541		373,669
Oxford Industries	5,572		378,785
Perry Ellis International	8,779		165,396
Quiksilver	47,746	a	335,654
Ryland Group	22,831		925,569
Skechers USA, Cl. A	18,180	a	565,580
Standard Pacific	68,547	a,b	542,207
Steven Madden	17,986	a	968,186
Sturm Ruger & Co.	10,123	b	634,003
Universal Electronics	5,902	a	212,649
Wolverine World Wide	21,846		1,272,093
			14,577,486
Consumer Services--4.2%
American Public Education	8,316	a,b	314,345
Biglari Holdings	710	a	292,996
BJ's Restaurants	9,299	a	267,067
Boyd Gaming	29,967	a	424,033
Buffalo Wild Wings	7,773	a	864,513
Capella Education	5,943	a	336,136
Career Education	18,464	a	50,961
CEC Entertainment	8,184		375,318
Corinthian Colleges	36,530	a	80,001
Cracker Barrel Old Country Store	9,941		1,026,309
DineEquity	8,056		555,864
Hillenbrand	25,070		686,166
Interval Leisure Group	18,954		447,883
ITT Educational Services	5,305	a,b	164,455
Jack in the Box	21,658	a	866,320

Lincoln Educational Services	6,070		27,983
Marcus	13,987		203,231
Marriott Vacations Worldwide	15,149	a	666,556
Monarch Casino & Resort	4,993	a	94,767
Multimedia Games Holding Company	12,809	a	442,551
Outerwall	13,492	a,b	674,465
Papa John's International	6,401		447,302
Pinnacle Entertainment	24,832	a	622,042
Red Robin Gourmet Burgers	5,855	a	416,290
Ruby Tuesday	23,781	a	178,357
Ruth's Hospitality Group	17,425		206,660
SHFL Entertainment	25,886	a	595,378
Sonic Automotive, Cl. A	15,865		377,587
Strayer Education	4,892	b	203,116
Texas Roadhouse	25,500		670,140
Universal Technical Institute	6,317		76,625
			12,655,417
Diversified Financials--3.8%
Calamos Asset Management, Cl. A	11,271		112,597
Cash America International	14,512		657,103
Encore Capital Group	9,652	a,b	442,641
Evercore Partners, Cl. A	14,690		723,189
EZCORP, Cl. A	20,432	a	344,892
Financial Engines	20,899		1,242,237
First Cash Financial Services	13,123	a	760,478
HFF, Cl. A	16,613		416,156
Interactive Brokers Group, Cl. A	19,845		372,491
Investment Technology Group	15,055	a	236,665
MarketAxess Holdings	17,275		1,037,191
Piper Jaffray	6,596	a	226,177
Portfolio Recovery Associates	23,613	a	1,415,363
Prospect Capital	109,284	b	1,221,795
Stifel Financial	24,671	a	1,016,939
Virtus Investment Partners	3,148	a	511,991
World Acceptance	5,952	a,b	535,204
			11,273,109
Energy--4.6%
Approach Resources	12,478	a,b	327,922
Basic Energy Services	11,848	a	149,759
Bristow Group	16,655		1,211,818
C&J Energy Services	22,160	a,b	444,973
Carrizo Oil & Gas	17,361	a	647,739
Cloud Peak Energy	24,501	a	359,430
Comstock Resources	21,770		346,361
Contango Oil & Gas	5,976		219,618
ERA Group	7,571	a	205,780
Exterran Holdings	29,449	a	811,909
Forest Oil	52,209	a	318,475
Geospace Technologies	5,719	a	482,112
Gulf Island Fabrication	5,670		138,972
Gulfport Energy	33,496	a	2,155,133
Hornbeck Offshore Services	14,327	a	822,943
ION Geophysical	39,902	a	207,490
Matrix Service	13,933	a	273,365
Newpark Resources	39,394	a	498,728
Northern Oil and Gas	27,469	a	396,378
PDC Energy	14,420	a	858,567
Penn Virginia	23,933	a	159,154
PetroQuest Energy	37,666	a	151,041
Pioneer Energy Services	18,661	a	140,144
SEACOR Holdings	9,181		830,330
Stone Energy	24,685	a	800,535

Swift Energy	18,435	a,b	210,528
Tesco	13,804	a	228,732
TETRA Technologies	36,670	a	459,475
			13,857,411
Food & Staples Retailing--.7%
Andersons	7,218		504,538
Casey's General Stores	16,457		1,209,589
Nash Finch	5,765		152,254
Spartan Stores	10,404		229,512
			2,095,893
Food, Beverage & Tobacco--2.8%
Alliance One International	39,045	a	113,621
Annie's	6,452	a	316,793
B&G Foods	23,675		817,971
Boston Beer, Cl. A	3,568	a	871,341
Cal-Maine Foods	5,946		286,003
Calavo Growers	2,945	b	89,057
Darling International	51,882	a	1,097,823
Diamond Foods	7,690	a	181,330
Hain Celestial Group	20,241	a	1,560,986
J&J Snack Foods	7,052		569,237
Sanderson Farms	10,222		666,883
Seneca Foods, Cl. A	4,596	a	138,294
Snyders-Lance	19,490		562,286
TreeHouse Foods	16,007	a	1,069,748
			8,341,373
Health Care Equipment & Services--7.3%
Abaxis	9,313		392,077
ABIOMED	17,068	a,b	325,487
Air Methods	14,534		619,148
Align Technology	32,328	a	1,555,623
Almost Family	3,276		63,653
Amedisys	11,034	a	190,005
AMN Healthcare Services	24,193	a	332,896
AmSurg	12,561	a	498,672
Analogic	6,254		516,831
Bio-Reference Labs	12,606	a,b	376,667
Cantel Medical	11,845		377,263
Centene	26,140	a	1,671,914
Chemed	9,724	b	695,266
Computer Programs & Systems	3,451		201,883
CONMED	15,110		513,589
CorVel	5,488	a	202,891
Cross Country Healthcare	6,587	a	39,917
CryoLife	20,291		142,037
Cyberonics	11,800	a	598,732
Cynosure, Cl. A	7,352	a	167,699
Ensign Group	7,838		322,220
Gentiva Health Services	14,552	a	175,206
Greatbatch	11,026	a	375,215
Haemonetics	21,389	a	852,993
Hanger	13,340	a	450,358
HealthStream	8,219	a	311,336
Healthways	12,930	a	239,334
ICU Medical	5,891	a	400,176
Integra LifeSciences Holdings	7,606	a	306,141
Invacare	12,410		214,321
IPC The Hospitalist	6,648	a	339,114
Kindred Healthcare	21,633		290,531
Landauer	2,835		145,294
LHC Group	9,125	a	214,072
Magellan Health Services	13,656	a	818,814

Medidata Solutions	10,393	a	1,028,179
Meridian Bioscience	22,221	b	525,527
Merit Medical Systems	11,892	a	144,250
Molina Healthcare	13,917	a	495,445
MWI Veterinary Supply	5,158	a	770,399
Natus Medical	12,735	a	180,582
Neogen	9,342	a	567,246
NuVasive	22,257	a	545,074
Omnicell	15,899	a	376,488
PharMerica	17,303	a	229,611
Quality Systems	17,926		389,532
SurModics	9,751	a	231,879
Symmetry Medical	21,359	a	174,289
West Pharmaceutical Services	29,390		1,209,398
			21,805,274
Household & Personal Products--.6%
Central Garden & Pet, Cl. A	17,648	a	120,889
Inter Parfums	9,602		287,964
Medifast	8,178	a	219,906
Prestige Brands Holdings	21,240	a	639,749
WD-40	7,038		456,766
			1,725,274
Insurance--1.9%
AMERISAFE	8,589		304,995
eHealth	7,144	a	230,465
Employers Holdings	17,012		505,937
Horace Mann Educators	18,812		533,885
Infinity Property & Casualty	4,222		272,741
Meadowbrook Insurance Group	13,762		89,453
Navigators Group	4,852	a	280,300
ProAssurance	26,265		1,183,501
RLI	6,769		591,746
Safety Insurance Group	4,396		232,856
Selective Insurance Group	26,523		649,813
Stewart Information Services	12,207		390,502
Tower Group International	12,474		87,318
United Fire Group	12,000		365,640
			5,719,152
Materials--5.7%
A. Schulman	13,269		390,905
A.M. Castle & Co.	8,155	a	131,295
AK Steel Holding	54,931	a,b	205,991
AMCOL International	13,033		425,918
American Vanguard	11,480		309,042
Balchem	12,419		642,683
Calgon Carbon	27,875	a	529,346
Century Aluminum	23,769	a	191,340
Clearwater Paper	8,407	a	401,602
Deltic Timber	3,606		234,895
Flotek Industries	19,896	a	457,608
Glatfelter	19,909		538,937
Globe Specialty Metals	30,663		472,517
H.B. Fuller	23,146		1,045,968
Hawkins	2,111		79,669
Haynes International	5,132		232,634
Headwaters	30,332	a	272,685
Innophos Holdings	10,964		578,680
Kaiser Aluminum	8,672		617,880
KapStone Paper and Packaging	17,021		728,499
Koppers Holdings	11,715		499,645
Kraton Performance Polymers	14,345	a	281,019
LSB Industries	5,969	a	200,141

Materion	8,997		288,444
Myers Industries	15,761		316,954
Neenah Paper	6,259		246,041
Olympic Steel	5,425		150,706
OM Group	15,318	a	517,442
PolyOne	43,216		1,327,163
Quaker Chemical	7,193		525,449
RTI International Metals	13,460	a	431,258
Schweitzer-Mauduit International	15,807		956,798
Stepan	7,990		461,263
Stillwater Mining	50,101	a	551,612
SunCoke Energy	37,274	a,b	633,658
Texas Industries	8,943	a	593,010
Tredegar	10,047		261,222
Wausau Paper	15,679		203,670
Zep	7,655		124,470
			17,058,059
Media--.6%
Digital Generation	8,833	a,b	114,211
E.W. Scripps, Cl. A	16,627	a	305,105
Harte-Hanks	21,391		188,883
Live Nation	64,893	a	1,203,765
			1,811,964
Pharmaceuticals, Biotech & Life Sciences--2.9%
Acorda Therapeutics	16,942	a	580,772
Affymetrix	33,966	a	210,589
Akorn	35,134	a	691,437
ArQule	29,677	a	69,147
Cambrex	14,490	a	191,268
Emergent BioSolutions	15,608	a	297,332
Hi-Tech Pharmacal	4,874		210,313
Impax Laboratories	28,442	a	583,345
Luminex	17,709	a	354,180
Medicines	26,686	a	894,515
Momenta Pharmaceuticals	20,087	a	289,052
PAREXEL International	27,046	a	1,358,521
Questcor Pharmaceuticals	26,175	b	1,518,150
Spectrum Pharmaceuticals	21,529	b	180,628
ViroPharma	28,233	a,b	1,109,557
			8,538,806
Real Estate--7.5%
Acadia Realty Trust	21,698	c	535,507
Agree Realty	5,681	c	171,453
Associated Estates Realty	22,029	b,c	328,452
Capstead Mortgage	43,234	c	508,864
Cedar Realty Trust	39,978	c	207,086
Colonial Properties Trust	37,402	c	841,171
Coresite Realty	9,142	c	310,279
Cousins Properties	83,462	c	858,824
DiamondRock Hospitality	82,172	c	876,775
EastGroup Properties	13,417	c	794,421
EPR Properties	22,972	c	1,119,655
Forestar Group	16,497	a,c	355,180
Franklin Street Properties	39,361	c	501,459
Geo Group	34,978		1,163,018
Getty Realty	7,845	c	152,428
Government Properties Income Trust	27,480	c	657,596
Healthcare Realty Trust	39,494	c	912,706
Inland Real Estate	47,446	c	485,373
Kite Realty Group Trust	34,934	c	207,159
LaSalle Hotel Properties	44,968	c	1,282,487
Lexington Realty Trust	83,293	b,c	935,380

LTC Properties	16,014	c	608,212
Medical Properties Trust	79,312	c	965,227
Mid-America Apartment Communities	20,599	c	1,287,437
Parkway Properties	14,285	c	253,844
Pennsylvania Real Estate
Investment Trust	31,035	c	580,355
Post Properties	25,349	c	1,141,212
PS Business Parks	9,208	c	687,101
Sabra Health Care	14,930	c	343,539
Saul Centers	3,911	c	180,884
Sovran Self Storage	15,459	c	1,169,937
Tanger Factory Outlet Centers	45,512	c	1,485,967
Universal Health Realty Income
Trust	4,265	c	178,576
Urstadt Biddle Properties, Cl. A	9,091	c	180,729
			22,268,293
Retailing--5.2%
Barnes & Noble	16,691	a	215,982
Big 5 Sporting Goods	9,869		158,694
Blue Nile	4,791	a	196,096
Brown Shoe Company	21,285		499,559
Buckle	11,962	b	646,546
Cato, Cl. A	11,573		323,813
Children's Place Retail Stores	11,293	a	653,413
Christopher & Banks	15,615	a	112,584
Finish Line, Cl. A	20,191		502,150
Francesca's Holdings	22,588	a,b	421,040
Fred's, Cl. A	17,024		266,426
Genesco	10,090	a	661,702
Group 1 Automotive	8,762		680,632
Haverty Furniture	10,167		249,397
Hibbett Sports	11,798	a	662,458
JOS. A. Bank Clothiers	11,830	a,b	520,047
Kirkland's	7,728	a	142,504
Lithia Motors, Cl. A	8,896		649,052
Lumber Liquidators Holdings	13,014	a,b	1,387,943
MarineMax	7,981	a	97,368
Men's Wearhouse	22,715		773,446
Monro Muffler Brake	12,363		574,756
NutriSystem	10,892		156,627
OfficeMax	40,130		513,263
PEP Boys-Manny Moe & Jack	21,982	a	274,116
PetMed Express	8,120	b	132,275
Pool	20,478		1,149,430
Select Comfort	23,678	a	576,559
Sonic	27,294	a	484,468
Stage Stores	14,668		281,626
Stein Mart	13,136		180,226
Tuesday Morning	20,624	a	314,928
Vitamin Shoppe	13,103	a	573,256
VOXX International	7,055	a	96,653
Zale	12,238	a	186,018
Zumiez	10,052	a	276,782
			15,591,835
Semiconductors & Semiconductor Equipment--3.7%
Advanced Energy Industries	18,930	a	331,654
ATMI	12,111	a	321,184
Brooks Automation	25,010		232,843
Cabot Microelectronics	11,742	a	452,302
Ceva	8,215	a	141,709
Cirrus Logic	32,577	a,b	738,846
Cohu	10,332	b	112,722

Diodes	14,390	a	352,555
DSP Group	13,357	a,b	94,167
Entropic Communications	41,284	a	180,824
Exar	24,887	a	333,735
GT Advanced Technologies	50,086	a,b	426,232
Hittite Microwave	12,821	a	837,852
Kopin	33,071	a	133,276
Kulicke & Soffa Industries	39,138	a	452,044
Micrel	15,627		142,362
Microsemi	42,472	a	1,029,946
MKS Instruments	26,257		698,174
Monolithic Power Systems	12,417		375,987
Nanometrics	4,615	a	74,394
Pericom Semiconductor	18,958	a	147,872
Power Integrations	14,736		797,954
Rubicon Technology	5,484	a,b	66,411
Rudolph Technologies	14,585	a	166,269
Sigma Designs	11,989	a	67,019
Supertex	7,253		183,791
Tessera Technologies	19,840		383,904
TriQuint Semiconductor	65,042	a	528,791
Ultratech	13,443	a	407,323
Veeco Instruments	17,009	a	633,245
Volterra Semiconductor	9,264	a	213,072
			11,058,459
Software & Services--7.2%
Blackbaud	22,676		885,271
Blucora	15,842	a	364,049
Bottomline Technologies	16,528	a	460,801
CACI International, Cl. A	11,701	a	808,656
Cardtronics	22,628	a	839,499
CIBER	27,944	a	92,215
comScore	14,136	a	409,520
CSG Systems International	17,029		426,576
DealerTrack Technologies	17,821	a	763,452
Dice Holdings	24,975	a	212,537
Digital River	17,051	a	304,701
Ebix	16,562	b	164,626
EPIQ Systems	14,311		189,191
ExlService Holdings	14,753	a	420,165
Forrester Research	6,358		233,720
Heartland Payment Systems	17,890	b	710,591
Higher One Holdings	19,268	a,b	147,786
iGATE	14,596	a	405,185
Interactive Intelligence Group	5,435	a	345,068
j2 Global	18,733	b	927,658
Liquidity Services	9,912	a,b	332,647
LivePerson	19,892	a	187,780
LogMeIn	9,022	a	280,133
Manhattan Associates	9,635	a	919,661
MAXIMUS	30,030		1,352,551
MicroStrategy, Cl. A	3,465	a	359,528
Monotype Imaging Holdings	19,084		546,947
NetScout Systems	19,142	a	489,461
NIC	24,397		563,815
OpenTable	10,061	a	704,069
Perficient	17,305	a	317,720
Progress Software	27,820	a	719,982
QuinStreet	10,892	a	102,929
Sourcefire	13,609	a	1,033,195
Stamps.com	5,726	a	262,995
SYKES Enterprises	17,396	a	311,562

Synchronoss Technologies	13,984	a	532,231
Take-Two Interactive Software	38,435	a	697,980
Tangoe	14,111	a	336,688
TeleTech Holdings	12,172	a	305,395
Tyler Technologies	11,898	a	1,040,718
United Online	42,098		335,942
VASCO Data Security International	12,191	a	96,187
Virtusa	7,339	a	213,271
XO Group	16,836	a	217,521
			21,372,175
Technology Hardware & Equipment--7.2%
Agilysys	10,199	a	121,572
Anixter International	12,635	a	1,107,584
ARRIS Group	56,464	a	963,276
Avid Technology	18,327	a	109,962
Badger Meter	6,473		300,995
Bel Fuse, Cl. B	4,678		81,584
Belden	19,517		1,250,064
Benchmark Electronics	28,764	a	658,408
Black Box	7,708		236,173
CalAmp	14,120	a	248,936
Checkpoint Systems	23,795	a	397,377
Cognex	34,940		1,095,718
Coherent	12,443		764,622
Comtech Telecommunications	10,106		245,778
CTS	14,660		231,188
Daktronics	20,749		232,181
Digi International	8,832	a	88,408
DTS	4,712	a	98,952
Electro Scientific Industries	14,370		168,273
Electronics for Imaging	20,976	a	664,520
FARO Technologies	7,367	a	310,666
FEI	18,747		1,645,987
Harmonic	47,996	a	369,089
Insight Enterprises	23,158	a	438,149
Ixia	23,757	a	372,272
Littelfuse	9,746		762,332
Measurement Specialties	6,606	a	358,309
Mercury Systems	8,112	a	81,039
Methode Electronics	12,640		353,920
MTS Systems	6,607		425,160
NETGEAR	15,402	a	475,306
Newport	18,253	a	285,294
Oplink Communications	8,606	a	161,965
OSI Systems	7,248	a	539,759
Park Electrochemical	7,368		211,093
PC-Tel	8,368		74,057
Plexus	16,339	a	607,811
Procera Networks	6,721	a	104,108
QLogic	32,592	a	356,556
Rofin-Sinar Technologies	15,886	a	384,600
Rogers	7,848	a	466,799
ScanSource	14,943	a	517,028
Super Micro Computer	10,040	a	135,942
Symmetricom	29,755	a	143,419
Synaptics	14,694	a	650,650
SYNNEX	12,991	a	798,297
TTM Technologies	20,468	a	199,563
ViaSat	17,505	a	1,115,944
			21,410,685
Telecommunication Services--.4%
Atlantic Tele-Network	5,718		298,079

Cbeyond	16,460	a	105,509
Cincinnati Bell	76,418	a	207,857
General Communication, Cl. A	22,132	a	210,697
Lumos Networks	5,197		112,619
NTELOS Holdings	10,360	b	194,768
USA Mobility	11,989		169,764
			1,299,293
Transportation--1.8%
Allegiant Travel	7,188		757,328
Arkansas Best	9,749		250,257
Atlas Air Worldwide Holdings	9,967	a	459,578
Forward Air	13,988		564,416
Heartland Express	19,901		282,395
Hub Group, Cl. A	17,847	a	700,138
Knight Transportation	31,418		519,025
Old Dominion Freight Line	32,891	a	1,512,657
SkyWest	26,671		387,263
			5,433,057
Utilities--3.4%
Allete	15,018		725,369
American States Water	19,760		544,586
Avista	24,759		653,638
El Paso Electric	19,940		665,996
Laclede Group	12,444		559,980
New Jersey Resources	17,221		758,585
Northwest Natural Gas	10,922		458,506
NorthWestern	18,306		822,306
Piedmont Natural Gas	32,249	b	1,060,347
South Jersey Industries	13,093		766,988
Southwest Gas	22,741		1,137,050
UIL Holdings	27,667		1,028,659
UNS Energy	20,694		964,754
			10,146,764
Total Common Stocks
(cost $191,062,780)			291,756,815
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.02%, 3/13/14	50,000	[d]	49,995
0.04%, 12/5/13	210,000	[d]	210,000
Total Short-Term Investments
(cost $259,981)			259,995

Other Investment--1.2%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,675,955)	3,675,955	[e]	3,675,955
Investment of Cash Collateral for
Securities Loaned--6.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $18,262,878)	18,262,878	[e]	18,262,878
Total Investments (cost $213,261,594)	105.2%		313,955,643
Liabilities, Less Cash and Receivables	(5.2%)		(15,457,670)
Net Assets	100.0%		298,497,973

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2013, the value of the fund's securities on loan was $18,923,471 and the value of the collateral held by the fund was $19,408,003, consisting of cash collateral of $18,262,878 and U.S.
Government and Agency securities valued at $1,145,125.

c	Investment in real estate investment trust.
d	Held by or on behalf of a counterparty for open financial futures contracts.
e	Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciated on investments was $100,694,049 of which $106,971,509 related to appreciated investment securities and $6,277,460 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	9.9
Banks	7.6
Real Estate	7.5
Short-Term/Money Market Investments	7.4
Health Care Equipment & Services	7.3
Software & Services	7.2
Technology Hardware & Equipment	7.2
Materials	5.7
Retailing	5.2
Consumer Durables & Apparel	4.9
Energy	4.6
Consumer Services	4.2
Diversified Financials	3.8
Semiconductors & Semiconductor Equipment	3.7
Utilities	3.4
Commercial & Professional Services	3.3
Pharmaceuticals, Biotech & Life Sciences	2.9
Food, Beverage & Tobacco	2.8
Insurance	1.9
Transportation	1.8
Food & Staples Retailing	.7
Automobiles & Components	.6
Household & Personal Products	.6
Media	.6
Telecommunication Services	.4
105.2

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
September 30, 2013 (Unaudited)

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended September 30, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
September 30, 2013 (Unaudited)

Common Stocks--98.2%	Shares		Value ($)
Application Software--6.7%
Adobe Systems	129,290	a	6,715,323
salesforce.com	197,790	a	10,267,279
			16,982,602
Communications Equipment--16.2%
Ciena	468,180	a	11,695,136
Ericsson, ADR	390,940		5,219,049
JDS Uniphase	490,410	a	7,213,931
Juniper Networks	552,890	a	10,980,395
QUALCOMM	91,820		6,184,995
			41,293,506
Computer Storage & Peripherals--5.7%
EMC	332,060		8,487,454
SanDisk	103,580		6,164,046
			14,651,500
Data Processing & Outsourced Services--6.5%
Automatic Data Processing	136,550		9,883,489
MasterCard, Cl. A	10,020		6,741,256
			16,624,745
Electronic Components--2.5%
Amphenol, Cl. A	81,250		6,287,125
Internet Retail--8.2%
Amazon.com	31,280	a	9,779,379
priceline.com	11,070	a	11,191,217
			20,970,596
Internet Software & Services--15.7%
Akamai Technologies	174,650	a,b	9,029,405
Facebook, Cl. A	322,810	a	16,217,974
Google, Cl. A	10,590	a	9,275,887
LinkedIn, Cl. A	22,710	a	5,588,023
			40,111,289
IT Consulting & Other Services--5.1%
Cognizant Technology Solutions,
Cl. A	90,605	a	7,440,483
International Business Machines	30,160		5,585,029
			13,025,512
Semiconductor Equipment--4.4%
Applied Materials	632,580		11,095,453
Semiconductors--19.5%
Analog Devices	213,860		10,062,113
Avago Technologies	132,010		5,692,271
Micron Technology	356,050	a	6,220,193
Taiwan Semiconductor
Manufacturing, ADR	241,870		4,102,115
Texas Instruments	285,430		11,494,266
Xilinx	257,670		12,074,416
			49,645,374
Systems Software--5.7%
Microsoft	245,400		8,174,274
ServiceNow	122,490	a,b	6,363,356
			14,537,630
Wireless Telecommunication Services--2.0%
T-Mobile US	192,390	a	4,996,368
Total Common Stocks
(cost $191,474,022)			250,221,700

Other Investment--2.0%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $5,113,037)	5,113,037 [c]	5,113,037
Investment of Cash Collateral for
Securities Loaned--.5%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,220,911)	1,220,911 [c]	1,220,911
Total Investments (cost $197,807,970)	100.7%	256,555,648
Liabilities, Less Cash and Receivables	(.7%)	(1,693,817)
Net Assets	100.0%	254,861,831

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At September 30, 2013, the value of the fund's securities on loan was $1,189,309 and the value of the collateral held by the fund was $1,220,911.
c Investment in affiliated money market mutual fund.

At September 30, 2013, net unrealized appreciation on investments was $58,747,678 of which $60,024,179 related to appreciated investment securities and $1,276,501 related to depreciated investment securities. At September 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Semiconductors	19.5
Communications Equipment	16.2
Internet Software & Services	15.7
Internet Retail	8.2
Application Software	6.7
Data Processing & Outsourced Services	6.5
Computer Storage & Peripherals	5.7
Systems Software	5.7
IT Consulting & Other Services	5.1
Semiconductor Equipment	4.4
Electronic Components	2.5
Money Market Investments	2.5
Wireless Telecommunication Services	2.0
100.7

†	Based on net assets.

The following is a summary of the inputs used as of September 30, 2013 in valuing the fund's investments:

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	November 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)